Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Inventories [Abstract]
Inventories recognised as expenses in cost of sales	R 267.3	R 218.8	R 59.2